Notes payable	12 Months Ended
Dec. 31, 2020
Notes Payable [Abstract]
Notes payable

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD'000	2020	2019
Short-term loan	4,030	4,022
Short-term loan from shareholders	85	82
Total notes payable	4,115	4,104

As at December 31, 2020, the current notes payable balance was made up of:

-	a USD 4,030,000 short-term loan with ExWorks (see detail in Note 25).

-	short-term loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 84,721 at closing rate (USD 82,268 as at December 31, 2019). These loans do not bear interests.

The weighted–average interest rate on current notes payable, excluding loans from shareholders at 0%, was respectively 10% and 10% per annum as at December 31, 2020 and 2019.